Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2016
Registrant Name	dei_EntityRegistrantName	FEDERATED ADJUSTABLE RATE SECURITIES FUND
Central Index Key	dei_EntityCentralIndexKey	0000771524
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 26, 2017
Document Effective Date	dei_DocumentEffectiveDate	Apr. 26, 2017
Prospectus Date	rr_ProspectusDate	Oct. 31, 2016